UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Ruk Strategic Growth ETF
RKSG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Ruk Strategic Growth ETF for the period of April 6, 2026, to June 30, 2026. You can find additional information about the Fund at   https://www.rukfunds.com/about-rksg/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Ruk Strategic Growth ETF	$12	0.49%
*	Amount shown reflects the expenses of the Fund from April 6, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full year.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,169,571
Number of Holdings	243
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Technology	28.4%
Health Care	16.2%
Financials	10.8%
Industrials	9.7%
Communications	9.0%
Consumer Discretionary	4.4%
Consumer Staples	4.3%
Energy	3.9%
Materials	2.6%
Cash & Other	10.7%

Top 10 Issuers	(%)
NVIDIA Corp.	9.1%
First American Government Obligations Fund	8.5%
Apple, Inc.	6.6%
Alphabet, Inc.	6.2%
Microsoft Corp.	3.9%
Eli Lilly & Co.	3.4%
Broadcom, Inc.	2.8%
Johnson & Johnson	2.2%
Amazon.com, Inc.	2.0%
Merck & Co., Inc.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rukfunds.com/about-rksg/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Ruk Strategic Growth ETF	PAGE 1	TSR-SAR-00777X413

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

RUK STRATEGIC GROWTH ETF
Semi-Annual Financial Statements
June 30, 2026 (Unaudited)

RUK STRATEGIC GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.5%
Consumer Discretionary Products - 0.3%
SharkNinja, Inc.(a)	18	$2,741
Tapestry, Inc.	16	2,342
Tesla, Inc.(a)	5	2,103
		7,186
Consumer Discretionary Services - 1.0%
Carnival Corp. Ltd.	80	2,286
Chipotle Mexican Grill, Inc.(a)	70	2,380
Las Vegas Sands Corp.	44	2,032
Royal Caribbean Cruises Ltd.	8	2,540
Viking Holdings Ltd.(a)	24	2,512
Yum! Brands, Inc.	62	9,911
		21,661
Consumer Staple Products - 3.7%
Colgate-Palmolive Co.	309	28,329
Hershey Co.	218	38,248
Monster Beverage Corp.(a)	145	13,938
		80,515
Financial Services - 5.7%
Affirm Holdings, Inc.(a)	30	2,447
Apollo Global Management, Inc.	17	2,011
Ares Management Corp. - Class A	17	1,892
Bank of New York Mellon Corp.	16	2,314
Blackstone, Inc.	18	2,118
Broadridge Financial Solutions, Inc.	14	1,917
Capital One Financial Corp.	12	2,407
Cboe Global Markets, Inc.	60	14,560
CME Group, Inc.	122	26,941
Coinbase Global, Inc. - Class A(a)	12	1,754
Corpay, Inc.(a)	6	2,000
Fidelity National Information Services, Inc.	49	1,905
Interactive Brokers Group, Inc. - Class A	25	2,176
LPL Financial Holdings, Inc.	41	11,549
Mastercard, Inc. - Class A	33	16,949
Moody’s Corp.	5	2,265
MSCI, Inc.	4	2,240
Robinhood Markets, Inc. - Class A(a)	24	2,407
S&P Global, Inc.	5	2,036
SoFi Technologies, Inc.(a)	122	2,188
T Rowe Price Group, Inc.	21	2,388
Visa, Inc. - Class A	48	16,468
		122,932
Health Care - 16.2%
Alnylam Pharmaceuticals, Inc.(a)	88	26,491
Amgen, Inc.	74	26,797
Boston Scientific Corp.(a)	200	8,536
Cencora, Inc.	29	8,206
Dexcom, Inc.(a)	30	2,021
Edwards Lifesciences Corp.(a)	25	2,262
Eli Lilly & Co.	61	73,165

	Shares	Value
Gilead Sciences, Inc.	220	$27,795
Guardant Health, Inc.(a)	16	2,400
IDEXX Laboratories, Inc.(a)	4	2,106
Incyte Corp.(a)	22	2,494
Insmed, Inc.(a)	21	2,239
Intuitive Surgical, Inc.(a)	5	1,988
Johnson & Johnson	188	47,746
Merck & Co., Inc.	340	43,690
Natera, Inc.(a)	9	2,443
Regeneron Pharmaceuticals, Inc.	50	31,177
ResMed, Inc.	12	2,339
Revolution Medicines, Inc.(a)	14	2,622
Royalty Pharma PLC - Class A	330	18,503
STERIS PLC	10	2,106
United Therapeutics Corp.(a)	16	8,669
Waters Corp.(a)	5	1,875
West Pharmaceutical Services, Inc.	6	2,154
Zoetis, Inc.	29	2,084
		351,908
Industrial Products - 6.6%
AMETEK, Inc.	9	2,177
Amphenol Corp. - Class A	14	2,469
ATI, Inc.(a)	13	2,562
Axon Enterprise, Inc.(a)	5	2,803
Bloom Energy Corp. - Class A(a)	8	2,422
BWX Technologies, Inc.	12	2,336
Caterpillar, Inc.	2	2,130
Cummins, Inc.	4	2,853
Curtiss-Wright Corp.	2	1,516
Eaton Corp. PLC	5	2,131
FTAI Aviation Ltd.	8	2,164
GE Vernova, Inc.	2	2,350
HEICO Corp.	6	2,137
Howmet Aerospace, Inc.	8	2,151
Hubbell, Inc.	5	2,616
Illinois Tool Works, Inc.	9	2,434
ITT, Inc.	12	2,373
Keysight Technologies, Inc.(a)	6	2,100
Lennox International, Inc.	4	2,292
Lockheed Martin Corp.	81	41,266
nVent Electric PLC	13	2,205
Parker-Hannifin Corp.	2	1,956
RBC Bearings, Inc.(a)	4	2,576
Rocket Lab Corp.(a)	16	1,626
Rockwell Automation, Inc.	5	2,475
RTX Corp.	177	33,582
TE Connectivity PLC	10	2,016
Trane Technologies PLC	5	2,456
Veralto Corp.	26	2,306
Vertiv Holdings Co. - Class A	6	2,009
Westinghouse Air Brake Technologies Corp.	8	2,157
Woodward, Inc.	6	2,553
		143,199

The accompanying notes are an integral part of these financial statements.

1

RUK STRATEGIC GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Services - 3.1%
Automatic Data Processing, Inc.	10	$2,240
CH Robinson Worldwide, Inc.	12	2,260
Cintas Corp.	13	2,211
EMCOR Group, Inc.	2	1,660
Fastenal Co.	50	2,402
JB Hunt Transport Services, Inc.	8	2,315
MasTec, Inc.(a)	5	2,080
Old Dominion Freight Line, Inc.	9	1,949
Paychex, Inc.	22	2,163
Quanta Services, Inc.	2	1,440
Republic Services, Inc.	90	19,177
Rollins, Inc.	46	1,920
Sterling Infrastructure, Inc.(a)	2	1,679
Union Pacific Corp.	8	2,176
United Rentals, Inc.	2	2,266
Waste Management, Inc.	80	17,830
XPO, Inc.(a)	10	2,053
		67,821
Insurance - 5.0%
Allstate Corp.	169	40,212
Arch Capital Group Ltd.(a)	284	27,565
Brown & Brown, Inc.	76	4,875
Progressive Corp.	160	34,952
		107,604
Materials - 2.6%
Alcoa Corp.	29	1,512
Carpenter Technology Corp.	5	3,084
Coeur Mining, Inc.	116	1,893
Ecolab, Inc.	9	2,507
Freeport-McMoRan, Inc.	33	2,075
Linde PLC	5	2,595
Martin Marietta Materials, Inc.	4	2,307
Newmont Corp.	194	18,120
Packaging Corp. of America	10	2,383
Royal Gold, Inc.	84	16,767
Sherwin-Williams Co.	8	2,755
		55,998
Media - 8.9%
Airbnb, Inc. - Class A(a)	17	2,433
Alphabet, Inc. - Class A	379	135,443
AppLovin Corp. - Class A(a)	4	2,061
Booking Holdings, Inc.	13	2,317
DoorDash, Inc. - Class A(a)	14	2,583
EchoStar Corp. - Class A(a)	17	1,725
Electronic Arts, Inc.	22	4,511
Expedia Group, Inc.	9	2,303
Meta Platforms, Inc. - Class A	44	24,785
Netflix, Inc.(a)	25	1,785
Omnicom Group, Inc.	36	2,622
Reddit, Inc. - Class A(a)	13	2,257
ROBLOX Corp. - Class A(a)	48	2,610

	Shares	Value
Spotify Technology SA(a)	4	$1,837
Uber Technologies, Inc.(a)	32	2,309
VeriSign, Inc.	8	2,012
		193,593
Oil & Gas - 3.7%
Baker Hughes Co.	34	1,887
Diamondback Energy, Inc.	109	19,160
EQT Corp.	202	10,740
Permian Resources Corp.	849	15,630
SLB Ltd.	48	2,232
Targa Resources Corp.	9	2,413
Texas Pacific Land Corp.	16	7,002
Valero Energy Corp.	45	11,720
Williams Cos., Inc.	118	8,772
		79,556
Renewable Energy - 0.2%
First Solar, Inc.(a)	6	1,416
Nextpower, Inc. - Class A(a)	14	1,668
		3,084
Retail & Wholesale - Discretionary - 3.1%
Amazon.com, Inc.(a)	186	44,331
Burlington Stores, Inc.(a)	6	1,901
Carvana Co.(a)	30	1,974
Copart, Inc.(a)	68	1,917
Home Depot, Inc.	6	2,116
Ross Stores, Inc.	9	1,916
TJX Cos., Inc.	64	9,696
Ulta Beauty, Inc.(a)	4	1,804
Williams-Sonoma, Inc.	10	2,331
		67,986
Retail & Wholesale - Staples - 0.6%
Bunge Global SA	44	4,696
Casey’s General Stores, Inc.	5	3,974
Costco Wholesale Corp.	2	1,871
Walmart, Inc.	18	2,039
		12,580
Software & Tech Services - 6.5%
Accenture PLC - Class A	12	1,493
Adobe, Inc.(a)	8	1,640
Akamai Technologies, Inc.(a)	37	4,374
Autodesk, Inc.(a)	9	1,750
Cadence Design Systems, Inc.(a)	5	1,877
Cloudflare, Inc. - Class A(a)	9	2,208
CoreWeave, Inc. - Class A(a)	18	1,792
Crowdstrike Holdings, Inc. - Class A(a)	2	1,526
Datadog, Inc. - Class A(a)	9	2,343
Fortinet, Inc.(a)	16	2,458
International Business Machines Corp.	32	8,999
Intuit, Inc.	6	1,566
IonQ, Inc.(a)	32	1,704
Microsoft Corp.	225	83,929
Okta, Inc.(a)	17	2,320

The accompanying notes are an integral part of these financial statements.

2

RUK STRATEGIC GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Tech Services - (Continued)
Oracle Corp.	9	$1,319
Palantir Technologies, Inc. - Class A(a)	14	1,633
Palo Alto Networks, Inc.(a)	8	2,728
PTC, Inc.(a)	16	1,818
Salesforce, Inc.	12	1,880
ServiceNow, Inc.(a)	17	1,688
Synopsys, Inc.(a)	5	2,230
Veeva Systems, Inc. - Class A(a)	13	2,307
Workday, Inc. - Class A(a)	14	1,714
Zoom Communications, Inc.(a)	21	1,813
Zscaler, Inc.(a)	16	2,258
		141,367
Tech Hardware & Semiconductors - 21.9%
Advanced Micro Devices, Inc.(a)	4	2,324
Analog Devices, Inc.	5	1,986
Apple, Inc.	493	142,655
Applied Materials, Inc.	5	3,615
Arista Networks, Inc.(a)	14	2,378
Astera Labs, Inc.(a)	6	2,898
Broadcom, Inc.	158	59,685
Ciena Corp.(a)	4	1,962
Cisco Systems, Inc.	18	2,114
Coherent Corp.(a)	6	2,367
Corning, Inc.	12	3,065
Credo Technology Group Holding Ltd.(a)	9	2,448
Entegris, Inc.	16	2,878
Everpure, Inc. - Class A(a)	28	2,206
F5, Inc.(a)	5	2,080
Fabrinet(a)	4	2,248
Garmin Ltd.	9	2,138
Jabil, Inc.	6	2,313
Lam Research Corp.	6	2,600
Lattice Semiconductor Corp.(a)	14	2,141
Lumentum Holdings, Inc.(a)	2	1,716
MACOM Technology Solutions Holdings, Inc.(a)	6	2,282
Marvell Technology, Inc.	10	2,979
Micron Technology, Inc.	2	2,309
MKS, Inc.	6	2,669
Motorola Solutions, Inc.	5	2,076
NetApp, Inc.	13	2,012
NVIDIA Corp.	988	197,689
ON Semiconductor Corp.(a)	17	1,607
QUALCOMM, Inc.	9	1,663
Seagate Technology Holdings PLC	2	1,930
SiTime Corp.(a)	2	1,491
Teradyne, Inc.	5	2,419
Texas Instruments, Inc.	6	1,788
TTM Technologies, Inc.(a)	13	2,431
Western Digital Corp.	4	2,555
		475,717

	Shares	Value
Telecommunications - 0.1%
AST SpaceMobile, Inc.(a)	20	$1,777
Utilities - 1.3%
Constellation Energy Corp.	8	1,987
Entergy Corp.	130	14,932
NextEra Energy, Inc.	65	5,705
NRG Energy, Inc.	16	2,337
Talen Energy Corp.(a)	5	1,921
Vistra Corp.	13	2,062
		28,944
TOTAL COMMON STOCKS (Cost $1,894,250)		1,963,428
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Financial Services - 0.1%
Annaly Capital Management, Inc.	102	2,281
Real Estate - 0.9%
American Tower Corp.	12	1,963
Digital Realty Trust, Inc.	12	2,155
Extra Space Storage, Inc.	16	2,325
Iron Mountain, Inc.	16	2,021
Prologis, Inc.	16	2,167
Public Storage	8	2,546
Realty Income Corp.	36	2,231
Simon Property Group, Inc.	10	2,236
Ventas, Inc.	26	2,309
		19,953
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,776)		22,234
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.5%
First American Government Obligations Fund - Class X, 3.57%(b)	183,889	183,889
TOTAL MONEY MARKET FUNDS (Cost $183,889)		183,889
TOTAL INVESTMENTS - 100.0% (Cost $2,099,915)		$2,169,551
Other Assets in Excess of Liabilities - 0.0%(c)		20
TOTAL NET ASSETS - 100.0%		$2,169,571

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

RUK STRATEGIC GROWTH ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$2,169,551
Dividends receivable	853
Total assets	2,170,404
LIABILITIES:
Payable to Adviser	833
Total liabilities	833
NET ASSETS	$2,169,571
Net Assets Consist of:
Paid-in capital	$2,111,180
Total distributable earnings	58,391
Total net assets	$2,169,571
Net assets	$2,169,571
Shares issued and outstanding (unlimited shares authorized without par value)	80,000
Net asset value per share	$27.12
Cost:
Investments, at cost	$2,099,915

The accompanying notes are an integral part of these financial statements.

4

RUK STRATEGIC GROWTH ETF(a)
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$4,336
Total investment income	4,336
EXPENSES:
Investment advisory fee	1,738
Total expenses	1,738
Net investment income	2,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments	(13,843)
Net realized loss	(13,843)
Net change in unrealized appreciation (depreciation) on:
Investments	69,636
Net change in unrealized appreciation (depreciation)	69,636
Net realized and unrealized gain	55,793
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,391

(a)	Inception date of the Fund was April 6, 2026.
The accompanying notes are an integral part of these financial statements.

5

RUK STRATEGIC GROWTH ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income	$2,598
Net realized loss	(13,843)
Net change in unrealized appreciation (depreciation)	69,636
Net increase in net assets from operations	58,391
CAPITAL TRANSACTIONS:
Shares sold	2,111,180
Net increase in net assets from capital transactions	2,111,180
Net increase in net assets	2,169,571
NET ASSETS:
Beginning of the period	—
End of the period	$2,169,571
SHARES TRANSACTIONS
Shares sold	80,000
Total increase in shares outstanding	80,000

(a)	Inception date of the Fund was April 6, 2026.
The accompanying notes are an integral part of these financial statements.

6

RUK STRATEGIC GROWTH ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments(c)	2.07
Total from investment operations	2.12
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$27.12
Total return(d)	8.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,170
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.73%
Portfolio turnover rate(d)(f)	5%

(a)	Inception date of the Fund was April 6, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Ruk Strategic Growth ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Ruk Strategic Growth ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was April 6, 2026. The investment objective of the Fund is to seek to track the total return performance, before fees and expenses, of the Ruk Strategic Growth Index.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $500 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

8

Ruk Strategic Growth ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2026:

Description	Level 1	Level 2	Level 3	Total
Assets
Long-Term Investments
Common Stocks	$1,963,428	$—	$—	$1,963,428
Real Estate Investment Trusts	22,234	—	—	22,234
Total Long-Term Investments	1,985,662	—	—	1,985,662
Short-Term Investments	183,889	—	—	183,889
Total Investments	$2,169,551	$—	$—	$2,169,551

See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

9

Ruk Strategic Growth ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
(E)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by The Chief Financial Officer of the Advisor, who serve(s) as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2026, were as follows:

Purchases	$83,726
Sales	$231,186

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended June 30, 2026, were as follows:

Purchases In-Kind	$2,213,509
Sales In-Kind	$136,145

NOTE 5 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 6 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”
NOTE 7 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

10

Ruk Strategic Growth ETF
Additional Information
June 30, 2026 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on March 4-5, 2026 (the “Meetings”), the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”), which was comprised entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (the “Agreement”) with Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of Ruk Strategic Growth ETF (the “Fund”).
Ahead of the meeting, the Board received and reviewed extensive information regarding the Fund and the Advisor, and the services to be provided by the Advisor to the Fund under the Agreement, including information regarding the portfolio manager and the resources of the Advisor. The Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel who would be involved in the day-to-day activities of the Fund. The Board also considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as the Advisor’s experience providing similar services to other clients. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not commenced operations, therefore, there was no performance to consider.
•
The Trustees reviewed the anticipated cost of the Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable. The Trustees noted that the Advisor had entered into an agreement with the Fund’s sponsor under which the Advisor would remit to the sponsor the net proceeds from the Fund’s unitary fee after payment of Fund expenses and retention by the Advisor of a negotiated amount for its services. The Trustees further considered that, although the sponsor had agreed to support any shortfall between the Fund’s unitary fee and Fund expenses, the Advisor remained responsible to the Trust and the Fund for payment of such expenses

•
The Trustees considered the expected profitability of the Advisor from managing the Fund. In assessing the Advisor’s expected profitability, the Trustees reviewed the Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s expected profits from managing the Fund did not appear excessive and, after a review of the relevant financial information, the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Fund.

11

Ruk Strategic Growth ETF
Additional Information
June 30, 2026 (Unaudited)(Continued)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 4, 2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	September 4, 2026